STOCK-BASED AWARDS	12 Months Ended
Feb. 23, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK-BASED AWARDS

NOTE 9—STOCK-BASED AWARDS

As of February 23, 2013, the Company has stock options, restricted stock awards and performance awards (collectively referred to as “stock-based awards”) outstanding under the following plans: 2012 Stock Plan, 2007 Stock Plan, 2002 Stock Plan, 1997 Stock Plan, 1993 Stock Plan, Albertsons Amended and Restated 1995 Stock-Based Incentive Plan and the Albertsons 2004 Equity and Performance Incentive Plan. The Company’s 2012 Stock Plan, as approved by stockholders in fiscal 2013, is the only plan under which stock-based awards may be granted. The 2012 Stock Plan provides that the Board of Directors or the Leadership Development and Compensation Committee of the Board (the “Compensation Committee”) may determine at the time of grant whether each stock-based award granted will be a non-qualified or incentive stock-based award under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The terms of each stock-based award will be determined by the Board of Directors or the Compensation Committee. Generally, stock-based awards granted prior to fiscal 2006 have a term of 10 years, from fiscal 2006 to fiscal 2012 stock-based awards granted generally have a term of seven years and starting in fiscal 2013 stock-based awards granted generally have a term of 10 years.

Stock options are granted to key salaried employees and to the Company’s non-employee directors to purchase common stock at an exercise price not less than 100 percent of the fair market value of the Company’s common stock on the date of grant. Prior to fiscal 2013 stock options vested over four years and starting in fiscal 2013 stock options vest in three years. Restricted stock awards are also awarded to key salaried employees. The vesting of restricted stock awards granted is determined at the discretion of the Board of Directors or the Compensation Committee. The restrictions on the restricted stock awards generally lapse between one and five years from the date of grant and the expense is recognized over the lapsing period. Performance awards as part of the long-term incentive program are granted to key salaried employees.

As of February 23, 2013, there were 20 reserved shares under the 2012 Stock Plan available for stock-based awards. Common stock is delivered out of treasury stock upon the exercise of stock-based awards. The provisions of future stock-based awards may change at the discretion of the Board of Directors or the Compensation Committee.

Long-Term Incentive Plans

In May 2012, the Company granted 5 performance award units to certain employees under the SUPERVALU INC. 2007 Stock Plan as part of the Company’s long-term incentive program (“2013 LTIP”). Payout of the award will be based on the increase in share price over the three-year service period ending May 1, 2015, and will be settled in the Company’s stock.

The grant date fair value used to determine compensation expense associated with the performance grant was calculated utilizing a Monte Carlo simulation. The assumptions related to the valuation of the Company’s 2013 LTIP consisted of the following:

2013
Dividend yield	4.1%
Volatility rate	45.8%
Risk-free interest rate	0.4%
Expected life	3.0 years

The grant date fair value of the 2013 LTIP award was $1.38 per award unit. At the end of the three-year service period, the award units will be converted to shares based on the aggregate award value as determined by multiplying the award units by the increase in the Company share price over the service period above the $5.77 grant date share price. The aggregate award will be divided by the closing market price as of May 1, 2015, to determine the number of shares awarded.

In April 2011, the Company granted performance awards to employees under the SUPERVALU INC. 2007 Stock Plan as part of the Company’s LTIP. Payout of the award, if at all, will be based on the highest payout under the terms of the grant based on the increase in market capitalization over the service period, or the achievement of financial goals for the three-year period ending February 22, 2014. Awards will be settled equally in cash and the Company’s stock.

To determine the fair value under the performance grant, the Company uses the Monte Carlo method. The significant assumptions relating to the valuation of the Company’s LTIP performance awards consisted of the following:

2012
Dividend yield	0.0 – 4.6%
Volatility rate	47.0 – 51.6%
Risk-free interest rate	0.2 – 1.2%
Expected life	1.2 – 3.1 years

The grant date fair value of the 2012 LTIP award was $2.40 per share. The fair value of the cash settled portion of the award is classified as a liability and is remeasured each reporting period. As of February 23, 2013 the fair value of the cash portion of the award was $0.03 per share. The minimum payout value of cash and stock is $0 and the aggregate maximum amount the Company could be required to payout is $177.

Stock Options

Stock options granted, exercised and outstanding consisted of the following:

	Shares Under Option (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding, February 25, 2012	18,413	$28.90
Granted	9,370	2.54
Exercised	(9)	2.28
Canceled and forfeited	(5,528)	23.32

Outstanding, February 23, 2013	22,246	$19.20	4.63	$10,402

Vested and expected to vest in the future as of February 23, 2013	21,001	$20.15	4.34	$9,117
Exercisable as of February 23, 2013	13,242	$29.73	1.69	$113

On July 17, 2012, the Company’s Board of Directors granted non-qualified stock options to the Company’s Chief Executive Officer, and the Board of Directors granted non-qualified stock options to certain employees, under the Company’s 2012 Stock Plan. The Company granted 8 stock options with a weighted average grant date fair value of $0.98 per share as part of a broad-based employee incentive initiative designed to retain and motivate employees across the Company as it pursues its business transformation strategy. These options vest over three years.

On February 4, 2013, the Company’s Board of Directors granted 2 stock options to the Company’s Chief Executive Officer. The stock options have a grant date fair of $1.40 per share. These options vest over three years. The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions.

The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions:

2013
Dividend yield	1.0 – 2.1%
Volatility rate	42.3 – 61.2%
Risk-free interest rate	0.4 – 0.6%
Expected option life	4.5 – 6.0 years

Restricted Stock Awards

Restricted stock award activity consisted of the following:

	Restricted Stock (In thousands)	Weighted Average Grant-Date Fair Value
Outstanding, February 25, 2012	444	$17.96
Granted	1,482	6.05
Lapsed	(220)	10.03
Canceled and forfeited	(263)	10.19

Outstanding, February 23, 2013	1,443	$7.83

On April 24, 2012 the Company granted 1 shares of restricted stock awards to certain employees under the company’s fiscal 2012 bonus plan at a fair value of $6.15 per share. The restricted stock awards will vest over a three year period from the date of grant.

Compensation Expense

The components of pre-tax stock-based compensation expense (included primarily in Selling and administrative expenses in the Consolidated Statements of Operations) and related tax benefits were as follows:

	2013	2012	2011
Stock-based compensation	$13	$13	$14
Income tax benefits	(5)	(5)	(5)

Stock-based compensation (net of tax)	$8	$8	$9

The Company realized excess tax shortfalls of $2 related to stock-based awards during fiscal 2013, 2012 and 2011.

Unrecognized Compensation Expense

As of February 23, 2013, there was $19 of unrecognized compensation expense related to unvested stock-based awards granted under the Company’s stock plans. The expense is expected to be recognized over a weighted average remaining vesting period of approximately two years.

On March 20, 2013, in conjunction with the completion of the Tender Offer the Company’s Board of Directors deemed the completion of the offer a change-in-control for the purposes of the Company’s outstanding stock-based awards allowing for vesting acceleration under certain stock-based awards. Refer to Note 16 — Subsequent Events in the accompanying Notes to Consolidated Financial Statements.